UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

FMI Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 226-4555
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders.

ANNUAL REPORT
September 30, 2009

FMI Provident Trust
Strategy Fund

A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund
October 30, 2009

Dear Fellow Shareholders:

The FMI Provident Trust Strategy Fund gained 20.66% for the first nine months of calendar 2009 ended September.  As was discussed in several of our last memoranda, the economic and market environment of the last year have been among the most turbulent in financial history.  Significant declines beginning in the third quarter of 2008 culminated in the markets reaching a bottom on March 9 of this year.  Since then, the markets have rebounded significantly, reflective of the belief that the worst of the recession is behind us, and the economy is now poised to advance in the latter half of 2009, and into 2010. Against this volatile market backdrop, Scott and his team have weathered the financial storm very well.  As stated in their shareholder letter, since Scott and his team became the FMI Provident Trust Strategy Fund sub-advisor on September 9, 2002, through the third quarter ended this September, the Fund has compounded at 8.06% per year, versus 4.30% for the Standard & Poor’s 500 Index.  In investors’ jargon, your Fund has outperformed the S&P 500 by 3.76% per year on a “relative basis,” which is quite good.  Just as important, and perhaps even more important, however, is the question of whether the FMI Provident Trust Strategy Fund provided “absolute” or “real” rates of return to investors – that is to say, “Have the dollars that we as shareholders have invested in the Fund earned rates of return over and above inflation?”  On that front, the report is even more impressive.  Since the September quarter of 2002 through September of 2009, the Consumer Price Index has advanced 2.5%.  In that context, the purchasing power of each dollar invested by us as shareholders has advanced by 5.6% (the 8.06% return provided by the Fund, less the 2.5% inflation rate of the CPI).  The real rate of return, therefore, for all of us, is 5.6%, enhancing quite nicely the purchasing power of the dollars we have entrusted to the FMI Provident Trust Strategy Fund sub-advisory team.  Many investors, including us, view these “real” rates of return to be more important than relative rates of return.  The focus of Scott and his team has been to preserve, but also enhance, the investment returns over time for all of us as shareholders.  In that regard, their stewardship over the past seven years in navigating through a most turbulent environment, has provided all of us with excellent real rates of return, as well as returns relative to the indices.

As detailed in Scott’s letter, the Fund has become more invested as the outlook for the economy and markets improved from earlier in the year.  Flexible allocation of assets, and prudently selected individual securities have served us quite well under the guidance of Scott and his team.

As always, we thank you very much for your continued support of, and investment in the FMI Provident Trust Strategy Fund.

Sincerely,

Ted D. Kellner, CFA
President

100 E. Wisconsin Ave. • Milwaukee, WI  53202 • 414-226-4555
www.fmifunds.com

FMI Provident Trust Strategy Fund

October 19, 2009

Dear Fellow FMI Provident Trust Strategy Fund Shareholders,

FMI Provident Trust Strategy Fund gained 2.87% for the fiscal year ending September 2009 vs. a 6.91% loss for the S&P 500. Since September 9, 2002 when Provident was named sub adviser, FMIRXs return per year is 8.06% versus + 4.30% for the S&P 500. The Fund’s 41% September 2008 cash position swelled to almost  59% by Spring 2009 (aiding our return in a down market) when substantial policy initiatives from the Federal Reserve led to improved investor confidence. Our September 2009 equity allocation risk of 72% hurt our March to September results and reflects the scarcity of companies meeting our growth criteria along with the Fund’s significant selection risk (top 5 holdings represent 30% of Fund assets).

GDP continues to reset to the “new normal” 1-2% from the long-term average of 5-7%; similarly inflation expectations are falling to 1-2% from the 3-5% norm. Debt deleveraging and the aging population are primary causes for the slower nominal growth. Consumer net worth rebounded an estimated $6-8 trillion over the past six months to about $54 trillion, well above the $44 trillion 2000 peak, and dwarfs total consumer debt of $2.5 trillion. Record unemployment of 17% (including temporary and discouraged workers) along with falling home prices represent a significant challenge to the “new normal” growth forecast.

Earnings for the S&P 500 are tracking at a $60 rate thanks to surging productivity, despite falling revenues, which gives the S&P an earnings yield of 5.6% well above 4% yielding corporate bonds and 0% yielding money market.  We are committed to the greater return potential of common stocks (6% annually above inflation since 1900) and contend stock market peaks coincide with maximum investor enthusiasm and participation.  Accordingly, we are encouraged that mutual fund cash flow since the March 2009 low was 99% allocated to bond funds. Growth stocks are a rare commodity in a 1-2% GDP world; we expect valuations for growing companies will expand in 2010.

We attempt to flexibly allocate and actively select the FMI Provident Trust Strategy Fund based on our ongoing analysis of economic, relative valuation and company specific trends. We expect forward investment returns will be company specific much like the 1970’s, a market of stocks rather than a homogeneous stock market.

Thank you for your investment in and support of the FMI Provident Trust Strategy Fund.

Best regards,

J. Scott Harkness, CFA
Portfolio Manager

FMI Provident Trust Strategy Fund
COST DISCUSSION

Industry Sectors as of September 30, 2009

As a shareholder of the FMI Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/01/09	Value 9/30/09	Period* 4/01/09-9/30/09
FMI Provident Trust Strategy Fund Actual	$1,000.00	$1,237.00	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period between April 1, 2009 and September 30, 2009).

FMI Provident Trust Strategy Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
September 30, 2009

FMI Provident Trust Strategy Fund (FMIRX) gained 2.87% for the fiscal year ended September 30, 2009, outperforming the S&P 500’s 6.91% loss.  Since September 9, 2002 when Provident was named a sub adviser, FMIRX returned +8.06% per year versus +4.30% for the S&P 500.  Cognizant Technology Solutions Corp., Infosys Technologies Ltd., and The Goldman Sachs Group, Inc. were the top contributors to 2009 fiscal year results.  SunPower Corp., T. Rowe Price Group Inc. and Manpower Inc. were leading under performers.  Significant portfolio purchases since July include: First Solar, Inc. and Accenture PLC.  Significant portfolio sale since July: Fastenal Co.  The Fund’s sizable cash position also impacted performance, cushioning the Fund during the dramatic market decline during the first half of the Fund’s fiscal year, but hindering the performance during the second half of the fiscal year.

Comparison of Change in Value of $10,000 Investment in FMI Provident Trust Strategy Fund* and Standard & Poor’s 500 Stock Index**
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*
For the 2000-2001 fiscal years, Resource Capital Advisers, Inc. was the Fund’s investment adviser. On October 15, 2001, Fiduciary Management, Inc. became the investment adviser.

For the 2000-2001 fiscal years and through January 31, 2002, the portfolio manager for the Fund was Palm Beach Investment Advisers, LLC. From February 1, 2002 through September 8, 2002, Fiduciary Management, Inc. was the Fund’s portfolio manager and beginning September 9, 2002, Provident Trust Company became the Fund’s portfolio manager.

The Fund changed its fiscal year from June 30 to September 30 in 2005.

**
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

AVERAGE ANNUAL TOTAL RETURN
1-Year	5-Year	10-Year
2.87%	6.35%	2.65%

FMI Provident Trust Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009

ASSETS:
Investments in securities, at value (cost $83,568,280)	$99,122,159
Receivable from shareholders for purchases	421,751
Cash	292,901
Dividends and interest receivable	121,494
Total assets	$99,958,305
LIABILITIES:
Payable to shareholders for redemptions	$40,134
Payable to adviser for management and administrative fees	33,410
Other liabilities	18,506
Total liabilities	92,050
NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000 shares authorized; 13,573,476 shares outstanding	91,618,067
Net unrealized appreciation on investments	15,553,879
Accumulated net realized loss on investments	(7,224,547)
Distributions in excess of net investment income	(81,144)
Net assets	99,866,255
Total liabilities and net assets	$99,958,305
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($99,866,255 ÷ 13,573,476 shares outstanding)	$7.36

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
September 30, 2009

Shares or Principal Amount		Cost	Value
LONG-TERM INVESTMENTS — 83.1% (a)
COMMON STOCKS — 71.7% (a)
CONSUMER SERVICES SECTOR — 5.9%
	Other Consumer Services — 5.9%
106,000	DeVry, Inc.	$4,905,390	$5,863,920
ELECTRONIC TECHNOLOGY SECTOR — 2.3%
	Electronic Components — 2.3%
15,000	First Solar, Inc.*	2,530,400	2,292,900
FINANCE SECTOR — 14.0%
	Finance/Rental/Leasing — 4.4%
64,300	Visa Inc.	4,265,653	4,443,773
	Investment Banks/Brokers — 9.6%
27,250	The Goldman Sachs
	Group, Inc.	3,459,301	5,023,538
238,080	Charles Schwab Corp.	3,904,904	4,559,232
		7,364,205	9,582,770
HEALTH SERVICES SECTOR — 5.7%
	Health Industry Services — 5.7%
73,000	Express Scripts, Inc.*	3,058,090	5,663,340
INDUSTRIAL SERVICES SECTOR — 4.2%
	Contract Drilling — 2.0%
50,000	Helmerich & Payne, Inc.	1,377,109	1,976,500
	Engineering & Construction — 2.2%
49,000	Jacobs Engineering
	Group Inc.*	1,466,953	2,251,550
RETAIL TRADE SECTOR — 16.3%
	Apparel/Footwear Retail — 4.5%
120,000	The TJX Companies, Inc.	3,669,216	4,458,000
	Department Stores — 5.8%
102,000	Kohl’s Corp.*	4,446,612	5,819,100
	Drugstore Chains — 5.1%
137,000	Walgreen Co.	4,247,489	5,133,390
	Home Improvement Chains — 0.9%
22,350	Fastenal Co.	600,473	864,945
TECHNOLOGY SERVICES SECTOR — 22.1%
	Information Technology Services — 22.1%
150,000	Accenture PLC	4,488,809	5,590,500
94,500	Citrix Systems, Inc.*	2,740,510	3,707,235
178,500	Cognizant Technology
	Solutions Corp.*	5,427,066	6,900,810
120,000	Infosys Technologies
	Ltd. SP-ADR*	4,763,243	5,818,800
		17,419,628	22,017,345
TRANSPORTATION SECTOR — 1.2%
	Trucking — 1.2%
85,560	Heartland Express, Inc.	1,269,166	1,232,064
	Total common stocks	56,620,384	71,599,597
CORPORATE BONDS — 11.4% (a)
$2,200,000	BellSouth Corp.,
	4.75%, due 11/15/12	2,157,289	2,334,180
2,140,000	ConocoPhillips,
	4.75%, due 2/01/14	2,159,412	2,294,163
745,000	The Coca-Cola Co.,
	3.625%, due 3/15/14	741,997	771,426
1,400,000	JP Morgan Chase & Co.,
	4.65%, due 6/01/14	1,395,317	1,469,082
2,281,000	Hewlett-Packard Co.,
	4.75%, due 6/02/14	2,283,930	2,450,638
2,000,000	PNC Funding Corp.,
	4.25%, due 9/21/15	2,012,565	2,004,656
	Total corporate bonds	10,750,510	11,324,145
	Total long-term
	investments	67,370,894	82,923,742
SHORT-TERM INVESTMENTS — 16.2% (a)
	U.S. Treasury Securities — 16.2%
3,600,000	U.S. Treasury Bills,
	0.17%, due 10/08/09	3,599,875	3,599,875
3,900,000	U.S. Treasury Bills,
	0.15%, due 11/19/09	3,899,710	3,899,710
8,700,000	U.S. Treasury Bills,
	0.13%, due 12/10/09	8,697,801	8,698,832
	Total short-term
	investments	16,197,386	16,198,417
	Total investments
	— 99.3%	$83,568,280	99,122,159
	Cash and receivables,
	less liabilities — 0.7% (a)		744,096
	TOTAL NET
	ASSETS — 100.0%		$99,866,255

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
SP-ADR–Sponsored American Depositary Receipts

The accompanying notes to financial statements are an integral part of this schedule.

FMI Provident Trust Strategy Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2009

INCOME:
Dividends	$254,182
Interest	400,413
Total income	654,595
EXPENSES:
Management fees	471,851
Transfer agent fees	95,482
Administrative and accounting services	84,888
Professional fees	44,059
Registration fees	35,132
Custodian fees	20,995
Printing and postage expenses	18,073
Board of Directors fees	10,500
Insurance fees	6,811
Other expenses	8,230
Total expenses before reimbursement	796,021
Less expenses reimbursed by adviser	(116,947)
Net expenses	679,074
NET INVESTMENT LOSS	(24,479)
NET REALIZED LOSS ON INVESTMENTS	(4,726,664)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	12,527,997
NET GAIN ON INVESTMENTS	7,801,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,776,854

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2009 and 2008

	2009	2008
OPERATIONS:
Net investment (loss) income	$(24,479)	$380,744
Net realized loss on investments	(4,726,664)	(1,750,694)
Net increase (decrease) in unrealized appreciation on investments	12,527,997	(5,186,475)
Net increase (decrease) in net assets from operations	7,776,854	(6,556,425)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.0306 and $0.0790 per share, respectively)	(257,500)	(586,973)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (8,126,022 and 2,034,057 shares, respectively)	51,124,949	15,414,483
Net asset value of shares issued in distributions reinvested (41,099 and 72,733 shares, respectively)	255,180	580,889
Cost of shares redeemed (2,450,287 and 1,665,933 shares, respectively)	(15,531,379)	(12,607,863)
Net increase in net assets derived from Fund share activities	35,848,750	3,387,509
TOTAL INCREASE (DECREASE)	43,368,104	(3,755,889)
NET ASSETS AT THE BEGINNING OF THE YEAR	56,498,151	60,254,040
NET ASSETS AT THE END OF THE YEAR (Includes (overdistributed)/undistributed
net investment income of ($81,144) and $176,356, respectively)	$99,866,255	$56,498,151

The accompanying notes to financial statements are an integral part of these statements.

FMI Provident Trust Strategy Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

						For the
						Period From		Year
						July 1, 2005 to		Ended
	Years Ended September 30,					September 30,		June 30,
	2009		2008	2007	2006	2005		2005
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.19		$8.13	$7.46	$7.12	$7.10		$6.56
Income from investment operations:
Net investment (loss) income	(0.00	)*	0.05	0.09	0.04	(0.00	)*	(0.02)
Net realized and unrealized
gains (loss) on investments	0.20		(0.91)	0.95	0.51	0.25		1.05
Total from investment operations	0.20		(0.86)	1.04	0.55	0.25		1.03
Less distributions:
Distributions from net investment income	(0.03)		(0.08)	(0.07)	—	—		—
Distributions from net realized gains	—		—	(0.30)	(0.21)	(0.23)		(0.49)
Total from distributions	(0.03)		(0.08)	(0.37)	(0.21)	(0.23)		(0.49)
Net asset value, end of period	$7.36		$7.19	$8.13	$7.46	$7.12		$7.10
TOTAL RETURN	2.87%		(10.69% )	14.47%	7.77%	3.49%	**	16.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	99,866		56,498	60,254	35,521	23,100		19,534
Ratio of expenses (after reimbursement)
to average net assets (a)	1.00%		1.00%	1.00%	1.00%	1.00%	***	1.20%
Ratio of net investment (loss) income
to average net assets (b)	(0.04%	)	0.67%	1.17%	0.51%	(0.05%	)***	(0.28% )
Portfolio turnover rate	47%		78%	52%	84%	8%		38%

(a)
Computed after giving effect to adviser's expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008, 2007, 2006, for the period from July 1, 2005 to September 30, 2005, and for the year ended June 30, 2005, the ratios would have been 1.17%, 1.20%, 1.23%, 1.40%, 2.18%*** and 1.82%, respectively.

(b)
If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008, 2007, 2006, for the period from July 1, 2005 to September 30, 2005, and for the year ended June 30, 2005, the ratios would have been (0.21%), 0.47%,  0.94%, 0.11%, (1.23)%*** and (0.90%), respectively.

*	Amount less than $0.005 per share.
**	Not Annualized.
***	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2009

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the FMI Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. This Company consists of one non-diversified fund – FMI Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks.

(a)
Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded.  Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term securities with greater than 60 days to maturity are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.  As of September 30, 2009, there were no securities that were internally fair valued.  Variable rate demand notes are recorded at par value which approximates market value.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), effective October 1, 2008. Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 —	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of September 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 — Common Stocks	$71,599,597
Level 2 — Long-Term Corporate Bonds	11,324,145
Short-Term U.S. Treasury Securities	16,198,417
Total Level 2	27,522,562
Level 3 —	—
Total	$99,122,159

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009

(1)	Summary of Significant Accounting Policies — (Continued)

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities. For the year ended September 30, 2009 there were no such securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(e)
The Fund may have investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(f)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(h)
No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(i)
The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2009, open Federal tax years include the tax years ended September 30, 2006 through 2009. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	The Fund changed its fiscal year from June 30 to September 30 in 2005.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has entered into a management agreement with Fiduciary Management, Inc. (“FMI”), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets, 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000.

The Adviser entered into a sub-advisory agreement with Provident Trust Company (“PTC”) to assist it in the day-to-day management of the Fund.  PTC determines which securities will be purchased, retained or sold for the Fund.  The Adviser pays PTC a fee equal to 0.60% of the daily net assets up to $30,000,000 and 0.50% of the daily net assets over $30,000,000.

FMI is contractually obligated to reimburse the Fund for expenses over 2.00% of the daily net assets of the Fund.  For the year ended September 30, 2009, there were no contractual reimbursements required.  In addition to the reimbursement required under the management agreement, FMI has voluntarily reimbursed the Fund for expenses over 1.00% of the Fund’s daily net assets.  These reimbursements amounted to $116,947 for the fiscal year ended September 30, 2009.  PTC in turn, pays to FMI 80% of the amount reimbursed by FMI.

The Fund has an administrative agreement with FMI to supervise all aspects of the Fund’s operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund paid FMI a monthly administrative fee at the annual rate of 0.20% on the first $25,000,000 of the daily net assets of the Fund, 0.10% on the daily net assets of the Fund on the next $20,000,000 and 0.05% on the daily net assets of the Fund over $45,000,000, subject to a fiscal year minimum of twenty thousand dollars.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties — (Continued)

The Fund has entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the year ended September 30, 2009, no such expenses were incurred.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)	Investment Transactions —

For the year ended September 30, 2009, purchases and proceeds of sales of investment securities (excluding short-term securities) were $61,887,918 and $20,000,829, respectively.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2009:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$83,819,439	$15,703,663	$400,943	$15,302,720	$ —	$ —

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2009 and September 30, 2008, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in varying amounts through 2017), as of September 30, 2009, and tax basis post-October losses as of September 30, 2009, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2009				September 30, 2008
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$257,500	$ —	$3,841,981	$3,131,404	$586,973	$ —

For corporate shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2009 which is designated as qualifying for the dividends received deduction is 98.1% (unaudited).

For all shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2009 which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 98.1% (unaudited).

(6)	Subsequent Events —

Effective October 1, 2009, U.S. Bancorp Fund Services, LLC, began serving as the administrator and accounting services agent for the Fund. Subsequent events have been evaluated through October 30, 2009, which is the date the financial statements were issued.  Subsequent events have not been evaluated after this date.

FMI Provident Trust Strategy Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
  of FMI Provident Trust Strategy Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMI Provident Trust Strategy Fund (the “Fund,” a series of the FMI Mutual Funds, Inc.) at September 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian,  provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
October 30, 2009

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS

		Term of	Principal	# of Funds	Other
	Position	Office and	Occupation (s)	in complex	Directorships
Name, Age	Held with	Length of	During Past	overseen	Held by
and Address	the Fund	Time Served	Five Years	by Director	Director
Non-Interested Directors
Barry K. Allen, 61	Director	Indefinite Term	Mr. Allen is President of Allen	4	BCE, Inc. (Bell
c/o Fiduciary		Since 2001	Enterprises, LLC, (Brookfield, WI) a		Canada Enterprise),
Management, Inc.			private equity investments management		Harley-Davidson,
100 E. Wisconsin Ave.			company, and Senior Advisor for		Inc., FMI Common
Suite 2200			Providence Equity Partners (Providence,		Stock Fund, Inc. and
Milwaukee, WI 53202			RI) since September, 2007. He was		FMI Funds, Inc.
Executive Vice President of Qwest
Communications International, Inc.
(Denver, CO) from September, 2002 to
June, 2007.
Robert C. Arzbaecher, 49	Director	Indefinite Term	Mr. Arzbaecher is President and	4	Actuant Corporation,
c/o Fiduciary		Since 2007	Chief Executive Officer of Actuant		CF Industries
Management, Inc.			Corporation (Butler, WI), a		Holdings, Inc.,
100 E. Wisconsin Ave.			manufacturer of a broad range of		FMI Common Stock
Suite 2200			industrial products and systems, and		Fund, Inc. and FMI
Milwaukee, WI 53202			the Chairman of the Board of		Funds, Inc.
Directors of Actuant Corporation.
Gordon H.
Gunnlaugsson, 65	Director	Indefinite Term	Mr. Gunnlaugsson retired from M&I	4	FMI Common Stock
c/o Fiduciary		Since 2001	Corporation (Milwaukee, WI) in		Fund, Inc. and
Management, Inc.			December, 2000.		FMI Funds, Inc.
100 E. Wisconsin Ave.
Suite 2200
Milwaukee, WI 53202
Paul S. Shain, 46	Director	Indefinite Term	Mr. Shain is President and Chief	4	FMI Common Stock
c/o Fiduciary		Since 2001	Executive Officer of Singlewire		Fund, Inc. and FMI
Management, Inc.			Software, LLC (Madison, WI), a provider		Funds, Inc.
100 E. Wisconsin Ave.			of IP-based paging and emergency
Suite 2200			notification systems. Prior to joining
Milwaukee, WI 53202			Singlewire in April, 2009, Mr. Shain was
Senior Vice President of CDW
Corporation (Vernon Hills, IL) and Chief
Executive Officer of Berbee Information
Networks, a strategic business unit of
CDW which CDW acquired in 2006.
Mr. Shain was employed in various capacities
by CDW and Berbee Information Networks
from January, 2000 to October, 2008.

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS (Continued)

		Term of	Principal	# of Funds	Other
	Position	Office and	Occupation (s)	in complex	Directorships
Name, Age	Held with	Length of	During Past	overseen	Held by
and Address	the Fund	Time Served	Five Years	by Director	Director or Officer
Interested Directors
John S. Brandser*, 47	Director	Indefinite Term	Mr. Brandser is Senior Vice President,	1	None
c/o Fiduciary		Since	Secretary and Chief Operating Officer
Management, Inc.		September, 2009	of Fiduciary Management, Inc. and has
100 E. Wisconsin Ave.	Vice	One Year Term	been employed by the Adviser in various
Suite 2200	President	Since 2008	capacities since March, 1995.
Milwaukee, WI 53202
Donald S. Wilson*, 66	Director	Indefinite Term	Mr. Wilson is Vice Chairman,	2	FMI Common Stock
c/o Fiduciary		Since 2001	Treasurer and Chief Compliance		Fund, Inc.
Management, Inc.	Vice	One Year Term	Officer of Fiduciary Management,
100 E. Wisconsin Ave.	President	Since 2001	Inc. which he co-founded in 1980.
Suite 2200	and
Milwaukee, WI 53202	Secretary
Other Officers
Ted D. Kellner, 63	President	One Year Term	Mr. Kellner is Chairman of the Board	N/A	Marshall & Ilsley
c/o Fiduciary	and	Since 2001	and Chief Executive Officer of Fiduciary		Corporation,
Management, Inc.	Treasurer		Management, Inc. which he co-founded		FMI Common Stock
100 E. Wisconsin Ave.			in 1980.		Fund, Inc. and
Suite 2200					FMI Funds, Inc.
Milwaukee, WI 53202
Patrick J. English, 48	Vice	One Year Term	Mr. English is President of Fiduciary	N/A	FMI Common Stock
c/o Fiduciary	President	Since 2001	Management, Inc. and has been		Fund, Inc. and
Management, Inc.			employed by the Adviser in various		FMI Funds, Inc.
100 E. Wisconsin Ave.			capacities since December, 1986.
Suite 2200
Milwaukee, WI 53202
Kathleen M. Lauters, 57	Chief	At Discretion	Ms. Lauters has been the Fund’s Chief	N/A	None
c/o Fiduciary	Compliance	of Board	Compliance Officer since
Management, Inc.	Officer	Since 2004	September, 2004.
100 E. Wisconsin Ave.
Suite 2200
Milwaukee, WI 53202
__________

*	Messrs. Brandser and Wilson are interested directors of the Fund because they are officers of the Fund and the Adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 811-5311 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

FMI Provident Trust Strategy Fund
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
www.fmifunds.com
414-226-4555

BOARD OF DIRECTORS
BARRY K. ALLEN
ROBERT C. ARZBAECHER
JOHN S. BRANDSER
GORDON H. GUNNLAUGSSON
PAUL S. SHAIN
DONALD S. WILSON

INVESTMENT ADVISER
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

PORTFOLIO MANAGER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Provident Trust Strategy Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.

Item 2. Code of Ethics.

Registrant has adopted a code of ethics.  See attached Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Mr. Gordon Gunnlaugsson, a member of its audit committee, is an audit committee financial expert.  Mr. Gunnlaugsson is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)    Audit Fees

$16,712 (FY 2009) and $15,681 (FY 2008) are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)  Audit-Related Fees

There were no fees billed in the last two fiscal years for Audit-Related Fees.

(c)   Tax Fees

There were no fees billed in the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in the last two fiscal years for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d)   All Other Fees

There were no fees billed in the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

There were no fees billed in the last two fiscal years for products and services provided by the principal accountant to registrant’s investment adviser, which were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1)   None

(e) (2)   None

(f)  Not applicable.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h)  Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)  The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the FMI Mutual Funds, Inc. are periodically evaluated.  As of September 30, 2009, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the FMI Mutual Funds, Inc. are periodically evaluated.  There were no changes to FMI Mutual Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FMI Mutual Funds, Inc.
Registrant

By   /s/Ted D. Kellner
Ted D. Kellner, Principal Executive Officer

Date   November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FMI Mutual Funds, Inc.
Registrant

By   /s/Ted D. Kellner
Ted D. Kellner, Principal Financial Officer

Date   November 13, 2009